Schedule of Unrecognized Tax Benefits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Unrecognized tax benefits, beginning of period
Increases (decreases) for prior year tax positions
Unrecognized tax benefits, end of period